Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Nonrecurring Basis) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 JPY (¥)
Asset:
Goodwill	¥ (33,912) [1]
Fair Value, Measurements, Nonrecurring
Asset:
Goodwill	29,370
Asset:
Goodwill	(33,912)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Asset:
Goodwill	¥ 29,370

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.